Shareholder Report, Holdings (Details) - C000245003	Feb. 28, 2025
81369Y704 | Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	20.80%
33733E302 | First Trust Dow Jones Internet Index Fund
Holdings [Line Items]
Percent of Net Asset Value	20.20%
78464A870 | SPDR S&P Biotech ETF
Holdings [Line Items]
Percent of Net Asset Value	19.60%
81369Y803 | Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.30%
81369Y407 | Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	19.10%
Equity
Holdings [Line Items]
Percent of Net Asset Value	99.00%
InvestmentType_Exchange-Traded Funds
Holdings [Line Items]
Percent of Total Investments	100.00%